N-2	Aug. 27, 2026
Cover [Abstract]
Entity Central Index Key	0001678124
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	CION ARES DIVERSIFIED CREDIT FUND
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

The discussion of the State Street Credit Facility in the sub-section of each Prospectus entitled “Types of Investments and Related Risks—Risks Associated with the Use of Leverage” is hereby replaced in its entirety with the following:

State Street Credit Facility. The Fund is a party to a senior secured revolving credit facility (as amended, the “State Street Credit Facility”), that allows the Fund to borrow up to $450 million at any one time outstanding (the “Aggregate State Street Commitment Amount”). The State Street Credit Facility’s stated maturity date is July 31, 2028. Under the State Street Credit Facility, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities (which are subject to certain limitations and exceptions), including, without limitation, covenants related to: (a) limitations on the incurrence of additional indebtedness, including additional MRP Shares, and liens, (b) limitations on certain restricted payments, (c) maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness plus the involuntary liquidation preference of the MRP Shares of the Fund and its consolidated subsidiaries (subject to certain exceptions) of not less than 2:1 and (d) maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) of the Fund to outstanding and requested loans of not less than 3:1.

As of June 30, 2026, there was $231.88 million outstanding under the State Street Credit Facility. The interest rate currently charged on the State Street Credit Facility is based on an applicable SOFR plus an applicable spread of 1.35%. In addition to the stated interest expense on the State Street Credit Facility, the Fund is required to pay (a) prior to, but excluding, February 22, 2027, a commitment fee of 0.25% and (b) at all other times, (x) in the event that the aggregate outstanding principal balance of all loans equals or exceeds 70% of the Aggregate State Street Commitment Amount, 0.25% per annum on any unused portion of the State Street Credit Facility and (y) in the event that the aggregate outstanding principal balance of all loans is less than 70% of the Aggregate State Street Commitment Amount, 0.30% per annum on any unused portion of the State Street Credit Facility.

State Street Credit Facility [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

State Street Credit Facility. The Fund is a party to a senior secured revolving credit facility (as amended, the “State Street Credit Facility”), that allows the Fund to borrow up to $450 million at any one time outstanding (the “Aggregate State Street Commitment Amount”). The State Street Credit Facility’s stated maturity date is July 31, 2028. Under the State Street Credit Facility, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities (which are subject to certain limitations and exceptions), including, without limitation, covenants related to: (a) limitations on the incurrence of additional indebtedness, including additional MRP Shares, and liens, (b) limitations on certain restricted payments, (c) maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness plus the involuntary liquidation preference of the MRP Shares of the Fund and its consolidated subsidiaries (subject to certain exceptions) of not less than 2:1 and (d) maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) of the Fund to outstanding and requested loans of not less than 3:1.

As of June 30, 2026, there was $231.88 million outstanding under the State Street Credit Facility. The interest rate currently charged on the State Street Credit Facility is based on an applicable SOFR plus an applicable spread of 1.35%. In addition to the stated interest expense on the State Street Credit Facility, the Fund is required to pay (a) prior to, but excluding, February 22, 2027, a commitment fee of 0.25% and (b) at all other times, (x) in the event that the aggregate outstanding principal balance of all loans equals or exceeds 70% of the Aggregate State Street Commitment Amount, 0.25% per annum on any unused portion of the State Street Credit Facility and (y) in the event that the aggregate outstanding principal balance of all loans is less than 70% of the Aggregate State Street Commitment Amount, 0.30% per annum on any unused portion of the State Street Credit Facility.

Class A Shares (Cadex) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class A Shares
Class C Shares (Cadcx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class C Shares
Class I Shares (Cadux) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class I Shares
Class L Shares (Cadwx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class L Shares
Class U Shares (Cadzx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class U Shares
Class U 2 Shares (Cadsx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class U-2 Shares
Class W Shares (Cadfx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class W Shares